Supplemental Data - Summary of Supplemental Balance Sheet Data (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of accrued expenses:
Accrued payroll and fringes	$ 18,350	$ 13,224
Accrued taxes	1,435	2,150
Income taxes payable	2,164	2,028
Accrued interest	70	1,123
Accrued rebates	8,081	8,602
Warranty payable	1,259	1,264
Accrued Transportation and Disposal costs	5,714	9,439
Other accrued expenses	6,694	11,407
Total	43,767	49,237
Warranty liability:
Beginning balance	1,264	4,491
Accrual	343	1,918
Warranty payments	(348)	(1,266)
Deconsolidation of subsidiary	0	(3,879)
Ending balance	$ 1,259	$ 1,264